SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. [ 1 ] (File No. 333-112508)

[ ] Post-Effective Amendment No. [ ]

(Check Appropriate Box or Boxes)

                AXP Variable Portfolio - Investment Series, Inc.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration  Statement shall hereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933.

                            AMERICAN EXPRESS(R) FUNDS

                           Principal Executive Office
                     901 Marquette Avenue South, Suite 2810
                           Minneapolis, MN 55402-3268

                           NOTICE OF A SPECIAL MEETING


                             To be held June 9, 2004


        AXP(R) Variable Portfolio - Investment Series, Inc.

        -- AXP(R) Variable Portfolio - Blue Chip Advantage Fund

        -- AXP(R) Variable Portfolio - Stock Fund


AXP Variable Portfolio - Blue Chip Advantage Fund ("VP Blue Chip") and AXP Variable Portfolio - Stock Fund ("VP Stock") (individually a "Selling Fund" and together the "Selling Funds") will hold a special meeting at 1:00 p.m. on June 9, 2004, at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN. This will be a joint meeting for each of the funds listed above. The purpose of the meeting is to consider the following:


o A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between each Selling Fund and AXP Variable Portfolio - Capital Resource Fund ("VP Capital Resource" or the "Buying Fund").


The insurance company that issued your variable life insurance policy or variable annuity contract is the legal owner of the Fund's shares and will vote those shares at the meeting. However, as a contract holder you are entitled to instruct the insurance company how to vote. You do this by voting yourself. If you were a contract holder on April 10, 2004, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. If you cannot attend, please vote by mail, telephone or internet. Just follow the instructions on the enclosed voting instruction card. If you have questions, please call your advisor or call client services toll free at (866) 270-3133. It is important that you vote. The Board of Directors (the "Board") recommends that you vote FOR the proposal.


Please take a few minutes to read the proxy statement. It discusses the proposal in more detail.


This proxy statement was first mailed to contract holders on or about April 19, 2004.


                           By order of the Board of Directors


                           Leslie L. Ogg, Secretary
                           April 10, 2004


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1   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

                       COMBINED PROXY STATEMENT/PROSPECTUS


                              Dated April 10, 2004

This document is a proxy statement for VP Blue Chip and VP Stock and a prospectus for VP Capital Resource (each individually a "Fund" and collectively the "Funds"). It contains the information you should know before voting on the proposal. Please read it carefully and keep it for future reference. The address of each of the Funds is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The phone number for each of the Funds is (612) 330-9283.

The insurance company that issued your variable life insurance policy or variable annuity contract is the legal owner of all Fund shares and therefore holds all voting rights. The insurance company sponsors a separate account that funds your variable life insurance policy or variable annuity contract. This separate account is the shareholder of the Fund. The separate account is comprised of various subaccounts. Because you allocated contract values to a subaccount that invests in the Selling Fund, you are entitled to instruct the insurance company how to vote. For purposes of this proxy statement/prospectus, contract holders and policyholders will be referred to as "contract holders".


The following information describes the proposed reorganization of each Selling Fund into the corresponding Buying Fund (the "Reorganization"). Each Reorganization is a separate transaction. Implementation of one Reorganization is not contingent on approval of any other Reorganization. Contract holders vote separately with respect to each Selling Fund and the proposed Reorganization will be effective as to a particular Selling Fund only if contract holders approve the proposal for that Fund.

How the Reorganization Will Work

o The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's stated liabilities.

o The Buying Fund will issue shares to the Selling Fund in an amount equal to the value of the assets that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders (the separate accounts) in proportion to their holdings in the Selling Fund. Your interest in the subaccount investing in the Buying Fund will equal your interest in the subaccount that invested in the Selling Fund. You will not pay any sales charge in connection with this distribution of shares.

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2   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Fund Investment Objectives

The investment objective for each of the Funds is as follows:

     Selling Fund

          VP Blue Chip Advantage: Long-term total return exceeding that of the U.S. stock market.

          VP Stock: Current income and growth of capital.

     Buying Fund

          VP Capital Resource: Capital appreciation.

Please note that the Buying Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal. As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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3   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Where to Get More Information

The Buying Fund

Most recent prospectus,  dated Oct. 30,   Accompanying, and incorporated by
2003,  as supplemented.                   reference into, this proxy
                                          statement/prospectus.
----------------------------------------- --------------------------------------
Most recent annual report, for the        Incorporated by reference into this
period ended Aug. 31, 2003.               proxy statement/prospectus. For a copy
                                          at no charge, call toll-free (800)
                                          862-7919 or write to the address at
                                          the bottom of this table.
----------------------------------------- --------------------------------------

The Selling Fund

Most recent prospectus,  dated Oct. 30,   Incorporated by reference into this
2003,  as supplemented.                   proxy statement/prospectus. For a copy
                                          at no charge, call toll-free (800)
                                          862-7919 or write to the address at
                                          the bottom of this table.
----------------------------------------- --------------------------------------

Most recent annual report, for the        Incorporated by reference into this
period ended Aug. 31, 2003.               proxy statement/prospectus. For a copy
                                          at no charge, call toll-free (800)
                                          862-7919 or write to the address at
                                          the bottom of this table.
----------------------------------------- --------------------------------------


This Proxy Statement/Prospectus

Statement of additional information       Incorporated by reference into this
dated the same date as this proxy         proxy statement/prospectus. For a copy
statement/prospectus. This document       at no charge, call toll-free (866)
contains information about both the       270-3133 or write to the address at
Selling Fund and the Buying Fund.         the bottom of this table.
----------------------------------------- --------------------------------------
To ask questions about this proxy         Call toll-free (866) 270-3133 or write
statement/prospectus.                     to: American Express Client Service
                                          Corporation 70100 AXP Financial Center
                                          Minneapolis, MN 55474.
----------------------------------------- --------------------------------------

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at http://www.publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's Web site at http://www.sec.gov.

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4   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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TABLE OF CONTENTS

                                                                          Page

Section A -- Approve or Reject the Agreement and  Plan of Reorganization    6

      Summary                                                               6

         How the Reorganization Will Work                                   6

         Comparison of the Selling Fund and the Buying Fund                 6

         Risk Factors                                                       8


         Tax Consequences                                                   9

      Fees and Expenses                                                    10


      The Reorganization                                                   12

         Terms of the Reorganization                                       12


         Conditions to Closing the Reorganization                          12


         Termination of the Agreement                                      13


         Tax Status of the Reorganization                                  13

         Reasons for the Proposed Reorganization and Board Deliberations   14


         Boards' Determinations                                            16

         Recommendation and Vote Required                                  16

Section B -- Proxy Voting and Contract Holder Meeting Information          17

Section C -- Capitalization and Ownership of Fund Shares                   19

Exhibits

A. Form of Agreement and Plan of Reorganization                           A.1

B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473.     B.1

C. Management's Discussion of the Buying Fund.                            C.1

D. Most Recent Buying Fund Prospectus.                                    D.1

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5   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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SECTION A -- APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

This proxy statement/prospectus is being used by the Board of the Selling Fund to solicit proxies to vote at a special meeting. The purpose of the meeting is to consider a proposal to approve the Agreement providing for the Reorganization of the Selling Fund into the Buying Fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary.

How the Reorganization Will Work

o The Selling Fund will transfer all of its assets to the Buying Fund. The Buying Fund will assume the Selling Fund's stated liabilities.

o The Buying Fund will issue shares to the Selling Fund in an amount equal to the value of the assets that it receives from the Selling Fund, less the liabilities it assumes. These shares will be distributed to the Selling Fund's shareholders (the separate accounts) in proportion to their holdings in the Selling Fund. Your interest in the subaccount investing in the Buying Fund will equal your interest in the subaccount that invested in the Selling Fund. If you already have contract values allocated to a subaccount invested in the Buying Fund your interest in that subaccount will increase.

o Neither the Selling Fund nor the contract holders whose contract values are allocated to a subaccount investing in the Selling Fund will pay any sales charge in connection with the Reorganization.

o After the Reorganization is completed, contract values that were allocated to subaccounts investing in the Selling Fund will be allocated to subaccounts investing in the Buying Fund. The Selling Fund will be terminated.

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

o Are structured as a series of capital stock of an open-end management investment company organized as a Minnesota corporation.

o Have American Express Financial Corporation ("AEFC") as an investment adviser.

o Have the same policies for buying and selling shares and the same exchange rights.

o    Have the same distribution policies.

o Are available only by buying an annuity contract or life insurance policy and allocating contract values to a subaccount that invests in a Fund.

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6   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Comparison of Investment Objectives.

The investment objectives for the funds are as follows:

     Selling Fund

          VP Blue Chip Advantage: Long-term total return exceeding that of the U.S. stock market.

          VP Stock: Current income and growth of capital.

     Buying Fund

          VP Capital Resource: Capital appreciation.

Comparison of Investment Strategies

VP Blue Chip Advantage: Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries. A common measure of blue chip stocks is the S&P 500 Composite Stock Price Index (S&P 500 Index). The S&P 500 Index is an unmanaged market index used to measure the total return of the U.S. stock market (the Fund may change this market index from time to time). While the Fund invests in stocks included in the S&P 500 Index, it is not an index fund. It may own companies not included in the index, and its results will likely differ from the index.

VP Stock: Under normal circumstances, at least 80% of the Fund's net assets are invested in common stocks and securities convertible into common stocks. In pursuit of its income objective, the Fund will invest in income-producing equity securities (such as convertible securities and preferred stocks and short-term debt instruments (such as commercial paper). The Fund may invest up to 25% of its total assets in foreign investments.

VP Capital Resource: The Fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion and other securities convertible into common stock. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

All Funds:

o Unusual Market Conditions. During weak or declining markets, each of the Funds may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

o Other Strategies. For each of the Funds, the investment adviser may invest in other securities and may employ other investment strategies that are not principal investment strategies. Each of the Funds may invest in money

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7   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
     market securities and may use derivative instruments, such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions, and to increase flexibility. In addition VP Capital Resource may invest in debt obligations of any rating and VP Stock may invest in debt obligations rated C or higher.

Comparison of Fundamental Policies

Each Fund has substantially similar fundamental investment policies. The fundamental policies of VP Stock and VP Capital Resource are identical. VP Blue Chip has two fundamental policies that are not fundamental policies of VP Capital Resource. Those two fundamental policies prohibit the issuance of senior securities, except as permitted under the 1940 Act, and prohibit loans to affiliates. Even though those are not stated as fundamental policies of VP Capital Resource, the Fund is nonetheless subject to those restrictions under the provisions of the 1940 Act. If shareholders of the Selling Fund approve the Reorganization, they will be subject to the fundamental investment policies of the Buying Fund. AEFC does not believe that the differences between the fundamental investment policies will result in any material difference in the way the Funds are managed.

Risk Factors

The principal risks associated with an investment in the Fund are shown below.

                                                               VP Capital
Risk                             VP Blue Chip    VP Stock       Resource
Market Risk                            x             x              x
Issuer Risk                            x             x              x
Style Risk -- VP Blue Chip             x
Style Risk -- VP Capital Resource                                   x
Foreign Risk                                         x

o Market Risk. The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

o Issuer Risk. The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decision, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

o Style Risk -- VP Blue Chip. The objective of the Fund is to provide shareholders with a long-term return exceeding that of the U.S. stock market. Currently, the S&P 500 Index is the market index used to measure total return of the U.S. stock market. However, unlike the unmanaged index, the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and

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8   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
     fees, the extent and timing of cash flows in and out of the Fund, stock selection, sector weightings, and other such factors. As a result, once these factors are accounted for, the Fund may underperform the market index.

o Style Risk -- VP Capital Resource. The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

o    Foreign Risk. The following are all components of foreign risk:

     Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack, of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

     Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

     Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood that problems will occur.


Tax Consequences


The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel, substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its separate account shareholders as a result of the Reorganization, and the tax basis of the shares received by the Selling Fund's separate accounts as shareholders is expected to be the same in the aggregate as the tax basis of the shares held by the separate accounts as shareholders of the Selling Fund prior to the Reorganization.

As long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code"), respectively, the Reorganization will not create any tax liability for the separate accounts as shareholders.

For more information about the federal income tax consequences of the Reorganization, see the section entitled "Tax Status of the Reorganization."

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9   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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FEES AND EXPENSES


The following table describes the fees and expenses of the Selling Fund and the Buying Fund. The table also shows pro forma expenses of the Buying Fund assuming the proposed Reorganization had been effective during the most recent fiscal year. The table does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.


Table A-2

Actual and Pro Forma Fund Expenses

For the Most Recent Fiscal Year Ended Aug. 31, 2003

Because each Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares.

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:

                             Management   Distribution       Other
                               fee(a)    (12b-1) fees(b)  expenses(c)   Total
VP Blue Chip                  0.53%(g)        0.13%          0.14%      0.80%
VP Stock                      0.55%(e)        0.13%          1.13%      1.81%(d)
VP Capital Resource           0.64%(f)        0.13%          0.08%      0.85%
VP Capital Resource -
Pro Forma with VP Blue Chip   0.64%(f)        0.13%          0.08%      0.85%
VP Capital Resource -
Pro Forma with VP Stock       0.64%(f)        0.13%          0.08%      0.85%
VP Capital Resource -
Pro Forma with VP Blue Chip
and VP Stock                  0.64%(f)        0.13%          0.08%      0.85%


(a)  The Fund pays a fee to AEFC for managing its assets.

(b) 12b-1 fees are paid out of the Fund's assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses, including administrative and accounting services.

(d) Through April 30, 2004, AEFC has contractually agreed to waive certain fees and reimburse certain expenses to the extent that total expenses exceed 1.10% of the Fund's average daily net assets.

(e) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.01%.

(f) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.02%.

(g) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03%.

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10   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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The performance incentive adjustment is an increase or decrease in the management fee based on a Fund's outperforming (increase) or underperforming (decrease) an index of comparable funds. If the effect of the performance incentive adjustment is ignored, total fees for VP Blue Chip and VP Capital Resource were the same for the last fiscal year.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, the following table shows your costs under the current arrangements and your costs if the proposed reorganization had been in effect.


Fund                              1 year    3 years    5 years 10 years
VP Blue Chip                      $ 82       $256      $445     $  994
VP Stock                          $136       $524      $937     $2,093
VP Capital Resource               $ 87       $271      $472     $1,053
VP Capital Resource -
Pro Forma with VP Blue Chip       $ 87       $271      $472     $1,053
VP Capital Resource -
Pro Forma with VP Stock           $ 87       $271      $472     $1,053
VP Capital Resource -
Pro Forma with VP Blue Chip
and VP Stock                      $ 87       $271      $472     $1,053


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.


Performance

Performance information for the Funds is shown below.

Table A-1

Average Annual Total Returns As of Dec. 31, 2003

                                                        Since    Inception
Fund                    1 year   5 years    10 years  inception     date
VP Blue Chip            27.42%        --         --    (4.08%)   9/15/1999
VP Stock                24.09%        --         --    (2.08%)   8/13/2001
VP Capital Resource     29.22%    (3.37%)     6.13%        --          --



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11   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

THE REORGANIZATION

Terms of the Reorganization

The Board has approved the Agreement, a copy of which is attached as Exhibit A. The Agreement provides for Reorganization on the following terms:

o The Reorganization is scheduled to occur on the first day that the NYSE is open for business following contract holder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Selling Fund and the Buying Fund.

o The Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume the Selling Fund's stated liabilities.

o The Buying Fund will issue shares to the Selling Fund in an amount equal to the value of the assets that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. These shares will immediately be distributed by the Selling Fund to its shareholders in proportion to their holdings in the Selling Fund. As a result, shareholders (the separate accounts) of the Selling Fund will become shareholders of the Buying Fund. Contract values that were allocated to subaccounts invested in the Selling Fund will be allocated to subaccounts investing in the Buying Fund.

o Neither the Selling Fund nor the contract holders whose contract values are allocated to subaccounts investing in the Selling Fund will pay any sales charge in connection with the Reorganization.

o The net asset value of the Selling Fund and the Buying Fund will be computed as of 3:00 p.m. Central time, on the closing date.

o    After the Reorganization, the Selling Fund will be terminated.

Conditions to Closing the Reorganization

The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

o The Selling Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders (the separate accounts) of the Fund for the taxable years ending at or prior to the closing.

o The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

o A registration statement on Form N-14 will have been filed with the SEC and declared effective.

o The contract holders will have approved the Agreement with respect to the Selling Fund.

o The Selling Fund will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for the Selling Fund and for contract holders.

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12   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Selling Fund or the Buying Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Selling Fund or the Buying Fund or the directors, officers or the separate accounts as shareholders of the Selling Fund or of the Buying Fund.

Tax Status of the Reorganization

The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, on the basis of existing law under specified sections of the Code.

o The transfer of the Selling Fund's assets to the Buying Fund in exchange for shares of the Buying Fund and the assumption of the Selling Fund's liabilities, followed by the distribution of those shares to the separate accounts as shareholders of the Selling Fund and the termination of the Selling Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

o Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of shares of the Buying Fund to the separate accounts as shareholders of the Selling Fund in liquidation.

o Under Section 354 of the Code, the separate accounts as shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their shares of the Selling Fund solely for Buying Fund shares as part of the Reorganization.

o Under Section 358 of the Code, the aggregate basis of the shares of the Buying Fund that a separate account as a shareholder of the Selling Fund receives in the Reorganization will be the same as the aggregate basis of the shares of the Selling exchanged therefore.

o Under Section 1223(1) of the Code, the tax holding period for the shares of the Buying Fund that a separate account as a shareholder of the Selling Fund receives in the Reorganization will include the period for which it held the shares of the Selling Fund exchanged therefore, provided that on the date of the exchange it held such Selling Fund shares as capital assets.

o Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of Buying Fund's shares to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

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13   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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o    Under Section 362(b) of the Code, the basis in the hands of the Buying Fund of the assets of the Selling Fund transferred to the Buying Fund will be, in each instance, the same as the basis of those assets in the hands of the Selling Fund immediately prior to the transfer.

o Under Section 1223(2) of the Code, the tax holding period of the assets of the Selling Fund in the hands of the Buying Fund will include periods during which such assets were held by the Selling Fund.

o The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Section 381, 382, 383 and 384 of the Code and Regulations thereunder.

Prior to the closing of the Reorganization, the Selling Fund will distribute to its separate accounts as shareholders all of its respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforward), if any, that have not been previously distributed.

As long as the contracts qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Code, respectively, the Reorganization will not create any tax liability for the separate accounts as shareholders.

Reasons for the Proposed Reorganization and Board Deliberations


The Board believes that the proposed Reorganization will be advantageous to Selling Fund contract holders for several reasons. Both Selling Funds are small, are not gathering assets and are unlikely to reach the size necessary to make them viable. The Board considered that higher aggregate net assets resulting from the Reorganization and the opportunity for net cash inflows may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise as fixed expenses become a larger percentage of net assets. The Board considered the following matters, among others, in approving the Reorganization.


o Terms and Conditions of the Reorganization. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

o Tax Consequences. The Board considered the tax-free nature of the Reorganization.

o Continuity of Investment. The Board took into account the fact that, following the Reorganization, contract holders of the Selling Fund will be invested in a fund holding a similar investment securities portfolio, with similar investment objectives, policies, and restrictions.


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14   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

o Expense Ratios. Following the Reorganization, the expense ratio for the Buying Fund is expected to be the same as or lower than the expense ratio of the Selling Fund, ignoring the impact of any potential performance incentive adjustment. Thus, Selling Fund contract holders are expected to experience lower per share fixed costs by holding shares of the Buying Fund than they would if they continued to hold shares in the Selling Fund. The performance incentive adjustment is an increase or decrease in the management fee based on a Fund's outperforming (increase) or underperforming (decrease) an index of comparable funds. If the effect of the performance incentive adjustment is ignored, the fees for VP Blue Chip and VP Capital Resource were the same for the last fiscal year.


o Economies of Scale. The Board considered the advantage of combining Funds that share similar investment objectives, styles and holdings. The Board believes that by combining the Funds, the contract holders continue to have available to them a Fund with a similar investment objective, but can at the same time take advantage of the economies of scale associated with a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Expenses such as audit expenses and accounting expenses that are charged on a per fund basis will be reduced.

o Costs. The Board considered the fact that AEFC has agreed to bear all solicitation expenses in order to achieve contract holder approval of the Reorganization and to bear any other costs of effecting the Reorganization.

o Dilution. The Board considered the fact that the Reorganization will not dilute the interests of the existing contract holders with contract values allocated to the subaccounts investing in the Selling Fund.

o Performance. The Board considered the relative performance records of the funds.

o Potential Benefits to AEFC and its Affiliates. The Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer separate funds. For VP Stock, AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that contract holders of the Selling Fund will benefit directly from any decrease in overall operating expense ratios resulting from the proposed Reorganization.


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15   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Boards' Determinations

After considering the factors described above and other relevant information, at a meeting held on Jan. 7-8, 2004, the Selling Fund Board members, including a majority of the independent Board members, found that participation in the Reorganization is in the best interests of the Selling Fund and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Selling Fund will not be diluted as a result of the Reorganization.

The Board of Directors of the Buying Fund approved the Agreement at a meeting held on Jan. 7-8, 2004. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of contract holder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Buying Fund and that the interests of existing contract holders with contract values allocated to subaccounts investing in the Buying Fund will not be diluted as a result of the Reorganization.

Recommendation and Vote Required

The Board recommends that contract holders approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved, the Board will consider what further action should be taken.


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16   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

SECTION B -- PROXY VOTING AND  CONTRACT HOLDER MEETING INFORMATION

Voting. You are entitled to vote based on your total dollar interest in the subaccount investing in the Fund. Each dollar is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct either by mail, telephone or internet. Signed instruction cards returned without instructions will be voted in favor of the proposal.

As the owner of a variable annuity contract or variable life insurance policy, you have the right to instruct your insurance company how to vote the variable portfolio fund shares held under your annuity contract or life insurance policy. Your insurance company will vote any fund shares for which it does not receive voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as shares for which it does receive instructions.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposals. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

Revoking Your Proxy. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting in person. Also, if you change your mind after you vote, you may change your vote or revoke it by mail, telephone or internet.

Joint Proxy Statement/Simultaneous Meetings. This joint proxy statement reduces the preparation, printing and mailing costs of sending separate proxy statements for each Selling Fund. The meetings will be held simultaneously with each proposal being voted on separately by contract holders with respect to each Selling Fund. If any contract holder objects to the holding of simultaneous meetings, the contract holders may move for an adjournment of the Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a contract holder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

Solicitation of Proxies. The Board is asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses of the solicitation. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact.


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17   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Contract Holder Proposals. No proposals were received from contract holders. The Funds are not required to hold regular meetings each year. However, meetings of contract holders are held from time to time and proposals of contract holders that are intended to be presented at future contract holder meetings must be submitted in writing to the Funds in reasonable time prior to the solicitation of proxies for the meeting.

Dissenters' Right of Appraisal. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Selling Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

Adjournment. In the event that not enough votes in favor of the proposal are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of contract holders on the proposal. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposal. They will vote against any adjournment those shares that have voted against the proposal. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

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18   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

SECTION C -- CAPITALIZATION AND  OWNERSHIP OF FUND SHARES

Capitalization

The following table shows the capitalization of the Funds as of Feb. 29, 2004 and on a pro forma basis, assuming the proposed Reorganization had taken place.

Table C-1

Capitalization


                                                 Net asset value     Shares
Fund                                Net assets      per share      outstanding
VP Blue Chip                    $   73,525,819         $ 8.04        9,150,064
VP Stock                            15,256,238           9.33        1,635,447
VP Capital Resource              2,104,160,405          20.27      103,828,135
VP Capital Resource -
Pro Forma with VP Blue Chip      2,177,686,224          20.27      107,455,457
VP Capital Resource -
Pro Forma with VP Stock          2,119,416,643          20.27      104,580,786
VP Capital Resource -
Pro Forma with VP Blue Chip
and VP Stock                     2,192,942,462          20.27      108,208,108



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19   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Ownership of Fund Shares

The following table provides information on contract holders who indirectly owned more than 5% of the Fund's outstanding shares as of Feb. 29, 2004. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. Your insurance company will vote on the Reorganization as you instruct. Therefore, your insurance company does not exercise control over the Fund solely as the record owner of the fund's shares. As of Feb. 29, 2004, officers and directors of the Fund as a group indirectly owned less than 1% of the outstanding shares of the Fund.

Table C-2


Ownership of Fund Shares
                                                                 Percent of
                                                    Percent      shares held
                                                   of shares    following the
Fund                                 5% owners        held      reorganization
VP Blue Chip                            (1)           100%           100%
VP Stock                                (1)           100%           100%
VP Capital Resource                     (1)           100%           100%

(1) 100% of the fund's assets are owned by the subaccounts of IDS Life Insurance Company in Minneapolis, MN, IDS Life Insurance Company of New York in Albany NY, American Centurion Life Assurance Company (ACL) in Albany NY, American Enterprise Life Insurance Company (AEL) in Minneapolis MN and American Partners Life Insurance Company (APL) in Minneapolis MN.


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20   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit A

Form of Agreement and Plan of Reorganization


This Agreement and Plan of Reorganization dated as of Jan. 8, 2004 (the "Agreement") is between AXP Variable Portfolio Investment Series, Inc. (the "Corporation"), a Minnesota corporation on behalf of its series, AXP Variable Portfolio - Blue Chip Advantage Fund (the "Selling Fund"), and the same corporation on behalf of its series, AXP Variable Portfolio Capital Resource Fund (the "Buying Fund"), and American Express Financial Corporation (solely for the purposes of Section 3c and 10 of the Agreement).


In consideration of their mutual promises, the parties agree as follows:

1. Contract Holder Approval. The Selling Fund will call a meeting of its contract holders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Selling Fund.

2.   Reorganization.

     a. Plan of Reorganization. The Reorganization will be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, the Corporation will convey all of the assets of the Selling Fund to the Buying Fund. The Buying Fund will assume all liabilities of the Selling Fund. At the Closing, the Corporation will deliver shares of the Buying Fund, including fractional shares, to the Corporation. The number of shares will be determined by dividing the value of the net assets of shares of the Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Buying Fund, computed as described in paragraph 3(b). The Selling Fund will not pay a sales charge on the receipt of Buying Fund shares in exchange for the assets of the Selling Fund. In addition, the separate account shareholders of the Selling Fund will not pay a sales charge on distribution to them of shares of the Buying Fund.

     b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of contract holders with respect to the Selling Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

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A.1   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

3.   Valuation of Net Assets.

     a. The net asset value of shares of the Selling Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Buying Fund's prospectus.

     b. The net asset value per share of shares of the Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Buying Fund's prospectus.

     c. At the Closing, the Selling Fund will provide the Buying Fund with a copy of the computation showing the valuation of the net asset value per share of shares of the Selling Fund on the Valuation Date. The Buying Fund will provide the Selling Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Buying Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation, the investment manager.

4.   Liquidation and Dissolution of the Selling Fund.

     a. As soon as practicable after the Valuation Date, the Corporation will liquidate the Selling Fund and distribute shares of the Buying Fund to the Selling Fund's shareholders of record. The Buying Fund will establish shareholder accounts in the names of each Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of the Buying Fund due to each shareholder. All issued and outstanding shares of the Selling Fund will simultaneously be cancelled on the books of the Corporation. The Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Corporation.

     b. Immediately after the Valuation Date, the share transfer books of the Corporation relating to the Selling Fund will be closed and no further transfer of shares will be made.

     c. Promptly after the distribution, the Buying Fund or its transfer agent will notify each shareholder of the Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

     d. As promptly as practicable after the liquidation of the Selling Fund, and in no event later than twelve months from the date of the Closing, the Selling Fund will be dissolved.

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A.2   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

5. Representations, Warranties and Covenants of the Corporation on behalf of the Buying Fund. The Corporation represents and warrants to the Selling Fund as follows:

     a. Organization, Existence, etc. The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Buying Fund is a series of the Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

     c. Capitalization. The Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

     f. Authority Relative to the Agreement. The Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Corporation or the Buying Fund are necessary.

     g. No Violation. The Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

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A.3   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     h.   Liabilities. There are no liabilities of the Buying Fund other than:

          o    liabilities disclosed in the Buying Fund Financial Statements,

          o    liabilities   incurred  in  the   ordinary   course  of  business
               subsequent to the date of the latest annual or semi-annual financial statements, or

          o liabilities previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operation of the Buying Fund.

     i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement.
          The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the
         Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

     j. Contracts. Except for contracts and agreements previously disclosed to the Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     k. Taxes. The Buying Fund has qualified as a regulated investment company under the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Buying Fund will
         (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     l. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes

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A.4   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
     effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

6. Representations, Warranties and Covenants of the Corporation on behalf of the Selling Fund. The Corporation represents and warrants to the Buying Fund as follows:

     a. Organization, Existence, etc. The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Selling Fund is a series of the Corporation, registered under the 1940 Act as an open-end, management investment company.

     c. Capitalization. The Corporation has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Authority Relative to the Agreement. The Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Corporation or the Selling Fund are necessary.

     f. No Violation. The Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

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A.5   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     g.   Liabilities. There are no liabilities of the Selling Fund other than:

          o    liabilities disclosed in the Selling Fund Financial Statements,

          o    liabilities   incurred  in  the   ordinary   course  of  business
               subsequent to the date of the latest annual or semi-annual financial statements, or

          o liabilities previously disclosed to the Buying Fund, none of which has been materially adverse to the business, assets or results of operation of the Selling Fund.

     h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     i. Contracts. Except for contracts and agreements previously disclosed to the Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     j. Taxes. The Selling Fund has qualified as a regulated investment company under the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Selling Fund will
         (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     k. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

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A.6   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     l. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Corporation or the Selling Fund for use in the Registration Statement.

7. Conditions to Obligations of the Corporation with respect to the Selling Fund. The obligations of the Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

     b. Representations, Warranties and Agreements. The Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Corporation, and delivered to the Buying Fund on or prior to the last business day before the Closing.

     c.  Regulatory Approvals.

         o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

         o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

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A.7   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     d. Tax Opinion. The Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Buying Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the contract holders with respect to the Selling Fund, and other written representations as an officer of the Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be substantially to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The Corporation will have received an opinion of counsel for the Selling Fund, dated as of the Closing, to the effect that: (i) the Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Selling Fund is a series of the Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Corporation and the Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Corporation.

     f. Declaration of Dividend. The Selling Fund, prior to the Closing, has declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid), and

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A.8   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

         (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under
         Section 855 of the Code.

8. Conditions to Obligations of the Corporation with respect to the Buying Fund. The obligations of the Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Contract Holder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

     b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Corporation will provide a certificate to the Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Corporation, and delivered to the Selling Fund on or prior to the last business day before the Closing.

     c.  Regulatory Approvals.

         o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

         o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Corporation will have received the opinion of Ropes & Gray LLP dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Selling Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray LLP may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the contract holders with respect to the Selling Fund, and other written representations as an officer of the Corporation will have verified as of Closing. The opinion of Ropes & Gray LLP will be substantially to the effect that: (i) neither the Selling Fund nor the Buying Fund will recognize any gain or loss upon the transfer of the assets of the Selling Fund to, and assumption of its liabilities by, the Buying Fund in

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A.9   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
          exchange for shares of the Buying Fund and upon the distribution of the shares to the Selling Fund shareholders in exchange for their shares of the Selling Fund; (ii) the shareholders of the Selling Fund who receive shares of the Buying Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Selling Fund for the shares of the Buying Fund; (iii) the holding period and the basis of the shares received by the Selling Fund shareholders will be the same as the holding period and the basis of the shares of the Selling Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Buying Fund will be the same as the holding period and the basis of the assets to the Selling Fund immediately prior to the Reorganization; and (v) the Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the regulations thereunder.

     e. Opinion of Counsel. The Corporation will have received the opinion of counsel for the Buying Fund, dated as of the Closing, to the effect that: (i) the Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Buying Fund is a series of the Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9.   Amendment;   Termination;   Non-Survival   of  Covenants,   Warranties  and
     Representations.

     a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Selling Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

     b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain contract holder approval or the requirement to obtain a tax opinion.

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A.10   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

     c. The Corporation may terminate this Agreement at any time prior to the Closing by notice to the Buying Fund if a material condition to its performance or a material covenant of the Corporation on behalf of the Buying Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Corporation on behalf of the Buying Fund and is not cured.

     d. The Corporation may terminate this Agreement at any time prior to the Closing by notice to the Selling Fund if a material condition to its performance or a material covenant of the Corporation on behalf of the Selling Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Corporation on behalf of the Selling Fund and is not cured.

     e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the contract holders with respect to the Selling Fund, without any liability on the part of either party or its respective directors, officers, or the separate account shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on Dec. 31, 2004, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

     f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. Expenses. American Express Financial Corporation will pay the costs of carrying out the provisions of this Agreement whether or not the Reorganization is completed.

11.  General.

     a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

     b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

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A.11   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

12.  Indemnification.

     Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

AXP Variable Portfolio - Investment Series, Inc.
   on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund

By _________________________________
    Leslie L. Ogg
    Vice President

AXP Variable Portfolio - Investment Series, Inc.
   on behalf of AXP Variable Portfolio - Capital Resource Fund

By _________________________________
    Leslie L. Ogg
    Vice President

The undersigned is a party to this Agreement for purposes of Section 3c and 10 only.

American Express Financial Corporation

By _________________________________
    Paula R. Meyer
    Senior Vice President and General Manager - Mutual Funds

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A.12   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit B

Minnesota Business Corporation Act  Sections 302A.471 and 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. Rights of dissenting shareholders

Subdivision 1. Actions creating rights. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1) alters or abolishes a preferential right of the shares;

     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

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B.1   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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(c)  A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

Subdivision 2. Beneficial owners.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

Subdivision 3. Rights not to apply.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger or (2) the corporation whose shares will be acquired by the acquiring corporation in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

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B.2   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Subdivision 4. Other rights. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. Procedures for asserting dissenters' rights

Subdivision 1. Definitions.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

Subdivision 2. Notice of action. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

Subdivision 3. Notice of dissent. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

Subdivision 4. Notice of procedure; deposit of shares.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

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B.3   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

Subdivision 5. Payment; return of shares.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

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B.4   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Subdivision 6. Supplemental payment; demand. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

Subdivision 7. Petition; determination. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

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B.5   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Subdivision 8. Costs; fees; expenses.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

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B.6   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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Exhibit C

Management's Discussion of the Buying Fund  For the fiscal year ended Aug. 31,
2003

Portfolio Management Q & A

AXP VP - Capital Resource Fund

Q: How did the AXP VP - Capital Resource Fund perform for the fiscal year ended Aug. 31, 2003?

A: AXP VP - Capital Resource Fund rose 10.16% for the 12 months ended Aug. 31, 2003, outpacing the average return of 9.83% of its peer group, as represented by the Lipper Large-Cap Core Funds Index. However, the Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P 500 Index), which gained 12.07% during the same time frame.

Q:   What factors significantly affected the Fund's performance?

A: The stock market was very weak early on in the Fund's fiscal year, with the S&P 500 Index down 10% in September 2002. Stocks then rebounded nicely in October and November until the threat of war with Iraq took its toll on the markets starting in December and dampened stock performance into March of 2003. The tide turned once again in late March and stocks began a sustained rally as investors embraced a view that the U.S. economy was showing signs of fundamental improvement. The market produced strong results throughout the remainder of the fiscal year.

     The Fund entered its fiscal year in September 2002 positioned for an economic upturn and was hurt by the market's dismal performance in that month. However, the rally in October and November benefited performance, particularly within the technology sector, in which the Fund had an overweight position. As technology stocks continued to rally, the Fund pared back its holdings in the sector due to our view that the move in the stocks had outpaced the evidence of fundamental improvements we were seeing within the sector. Within technology, the Fund maintained an underweight position for much of the remainder of the fiscal year. The Fund was negatively impacted by the market's swoon in December but held its own in the relatively flat first calendar quarter of 2003, and performed quite well in the second calendar quarter of 2003 as the S&P 500 Index staged one of its most impressive quarters on record. During that second quarter, companies continued to suggest that business conditions remained sluggish. Nevertheless, the stocks of cyclically sensitive companies continued to do very well. The Fund began to sell them in favor of less expensive stocks where fundamentals appeared to be stronger.

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C.1   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT
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(bar chart)
                          PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2003
15%
                                (bar 2)
12%     (bar 1)                 +12.07%
        +10.16%                                         (bar 3)
 9%                                                     +9.83%

 6%

 3%

 0%

(bar 1) AXP VP - Capital Resource Fund
(bar 2) S&P 500 Index (unmanaged)
(bar 3) Lipper Large-Cap Core Funds Index

(see "The Fund's Long-term Performance"  for Index descriptions)

Past performance is no guarantee of future results.

     This move detracted from performance in July and August as cyclically sensitive stocks continued to advance, many to all-time highs, with the record earnings to accompany such performance nowhere in sight. While we acknowledge that equities always discount the future, far too many stocks, in our opinion, are discounting a cyclical rebound, the magnitude and extent of which, historically speaking, may be very difficult to achieve to justify current expectations. While we continue to find some industrial and energy stocks attractive as well as selected cyclical stocks in other industries, we believe that risk and reward currently favors overweight positions in areas where future earnings levels are more certain.

     Overall, favorable stock selection benefited the Fund's relative performance in the period while its sector weightings detracted from the Fund's results. Cendant, a player in the leisure and travel services industry, provided excellent results during the period. Select holdings in the pharmaceutical, media, technology and financial industries benefited the Fund's returns. Those holdings which turned in disappointing performance included an oil service company, Transocean, as well as Fannie Mae and Freddie Mac. Although the mortgage market experienced a record number of refinancings during the period due to low interest rates, both of these companies suffered as a result of Freddie Mac's accounting and regulatory issues.

     In terms of sector allocations, the Fund was underweighted in technology and telecommunications for much of the fiscal year, which benefited performance early on in the period but proved detrimental to performance as these sectors rallied with the market. Moreover, an overweight position in health care hindered the Fund's performance in the first few months of the fiscal year.

--------------------------------------------------------------------------------
C.2   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Q:   What changes did you make to the Fund during the period?

A: The Fund began the fiscal year in September 2002 positioned to benefit from a slow economic recovery with a reduced exposure to cyclical stocks. As we entered 2003, the consensus for the economic outlook shifted and the market seemed to favor a more robust recovery. Consequently, we shifted the Fund's focus to more economically sensitive sectors including energy, materials and industrials. The Fund maintained an underweighted exposure to financials and technology throughout most of the fiscal year due to our view that fundamentals were not as strong in those sectors. Early in 2003, following a period of weakness for consumer discretionary stocks valuations, in our view, appeared more attractive in that sector and we began to add aggressively to a number of names, including media players in the content provider space, infrastructure players, advertising firms and other communication plays. Late in the period, profits were taken and positions reduced in a number of companies which had been strong performers for the Fund, including Cendant, AOL Time Warner and Wyeth.

Q:   How are you positioning the Fund for the coming months?

A: As we enter a new fiscal year, the stock market continues its rally despite a lack of compelling evidence suggesting fundamental improvements within the U.S. economy. Estimates for earnings growth, which are coming in at around 18% for the fourth calendar quarter and 13% for 2004, appear to be overstated, and stocks, in our view, are trading at valuations which discount very high 2004 earnings growth. Moreover, because the economy declined only 0.2% during the recent recession and the consumer never quit spending, we believe it is difficult to make the case for a strong rebound. We believe the consumer may struggle once we get beyond tax refunds in the first calendar quarter and we have yet to see meaningful evidence of a pickup in corporate spending. Given this view, we have positioned the Fund with a more defensive posture going into the new fiscal year as we expect the market to favor those companies which demonstrate an ability to grow earnings regardless of the economy. Sectors the Fund is overweight include health care and consumer staples as well as energy and industrials. Sectors the Fund is underweight include financials, technology and consumer discretionary. Regardless of the economic environment, shareholders may expect the AXP VP - Capital Resource Fund to continue to adhere to its strategy of identifying stocks with strong fundamentals, sustainable growth rates and reasonable valuations.

--------------------------------------------------------------------------------
C.3   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The 10 Largest Holdings

AXP VP - Capital Resource Fund

                                         Percent               Value
                                     (of net assets)   (as of Aug. 31, 2003)
Pfizer                                      6.8%         $135,582,480
Microsoft                                   4.2            82,463,940
Citigroup                                   3.9            76,729,500
AmerisourceBergen                           3.5            70,096,482
General Electric                            3.4            67,863,150
ConocoPhillips                              3.0            60,307,200
Cardinal Health                             3.0            58,643,593
Cendant                                     2.9            56,559,686
Wyeth                                       2.8            56,262,050
Altria Group                                2.8            55,069,920

(pie chart)

The 10 holdings listed here make up 36.3% of net assets

--------------------------------------------------------------------------------
C.4   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The Fund's Long-term Performance

AXP VP - Capital Resource Fund

(line chart)

                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                        IN AXP VP - CAPITAL RESOURCE FUND

AXP VP - Capital Resource Fund    $10,000  $10,760  $12,609  $13,352  $17,154  $16,867  $23,633  $28,185  $17,903   $15,382  $16,945
S&P 500 Index                     $10,000  $10,547  $12,809  $15,209  $21,391  $23,128  $32,330  $37,607  $28,434   $23,319  $26,134
Lipper Large-Cap Core Funds Index $10,000  $10,441  $12,235  $14,242  $19,260  $20,547  $27,711  $34,456  $25,456   $21,223  $23,309
                                    '93      '94      '95      '96      '97      '98      '99      '00      '01       '02      '03

                          Average Annual Total Returns
                              as of Aug. 31, 2003
1 year                                                               +10.16%
5 years                                                               +0.09%
10 years                                                              +5.44%

This chart illustrates the total value of an assumed $10,000 investment in AXP VP - Capital Resource Fund as compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Large-Cap Core Funds Index.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Short-term performance may be higher or lower than the figures shown. The above chart does not reflect expenses that apply to the subaccounts or the policies.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
C.5   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Exhibit D

American Express(R)
Variable Portfolio Funds

PROSPECTUS/OCT. 30, 2003

AXP(R) Variable Portfolio - Capital Resource Fund

Please note that the Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

Managed by:  American Express Financial Corporation

--------------------------------------------------------------------------------
D.1   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                                  D.3

AXP Variable Portfolio - Capital Resource Fund                            D.3

Goal                                                                      D.3

Principal Investment Strategies                                           D.3

Principal Risks                                                           D.4

Past Performance                                                          D.5

Management                                                                D.6

Other Securities and Investment Strategies                                D.7

Fees and Expenses                                                         D.7

Buying and Selling Shares                                                 D.9

Valuing Fund Shares                                                       D.9

Purchasing Shares                                                         D.9

Transferring/Selling Shares                                               D.9

Distributions and Taxes                                                  D.10

Other Information                                                        D.11

Financial Highlights                                                     D.12

Supplement dated Nov. 19, 2003                                           D.15

--------------------------------------------------------------------------------
D.2   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

The Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

AXP Variable Portfolio - Capital Resource Fund

GOAL

The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. common stocks of companies with market capitalization of at least $5 billion. Additionally, the Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Identifying securities that AEFC believes have good capital appreciation potential.

o Evaluating opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC may weight certain sectors more heavily based on its expectations for growth and market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The interest rate or economic outlook changes.

o    The security is overvalued relative to other potential investments.

o    The security has reached AEFC's price objective.

o    AEFC wishes to lock-in profits.

o    A more attractive opportunity has been identified.

o The issuer or the security continues to meet the other standards described above.

--------------------------------------------------------------------------------
D.3   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Style Risk

     Issuer Risk

     Foreign Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk

The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

--------------------------------------------------------------------------------
D.4   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to a recognized index.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

(bar chart)
                   AXP VP - Capital Resource Fund Performance
                           (based on calendar years)

 80%

 70%

 60%

 50%

 40%

 30%                  +27.86%
                                    +24.14% +24.12% +23.75%
 20%

 10%                         +7.71%

  0%          +1.17%
      +3.42%
-10%

-20%                                                      -17.46% -18.11%
                                                                         -22.03%
-30%

-40%

       1993   1994    1995   1996   1997    1998    1999   2000   2001   2002

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ending December 1998) and the lowest return for a calendar quarter was -17.27% (quarter ending September 2001).

The Fund's year to date return as of Sept. 30, 2003 was +16.19%.

--------------------------------------------------------------------------------
D.5   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Average Annual Total Returns (as of Dec. 31, 2002)

                                         1 year     5 years    10 years
AXP VP - Capital Resource Fund           -22.03%    -4.14%      +3.79%
S&P 500 Index                            -22.10%    -0.59%      +9.34%
Lipper Large-Cap Core Funds Index        -21.23%    -0.74%      +8.04%

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT

Doug Chase, Portfolio Manger

o    Managed the Fund since 2002.

o    Joined AEFC in 2002.

o    Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o    Began investment career in 1992.

o    MBA, University of Michigan.

--------------------------------------------------------------------------------
D.6   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, and debt obligations of any rating. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

--------------------------------------------------------------------------------
D.7   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Management fees(a)Distribution (12b-1) fees(b)Other expenses(c)TotalFee waiver/expense reimbursementNet expenses

ANNUAL FUND OPERATING EXPENSES

As a percentage of average daily net assets

Fund                                  Management     Distribution        Other      Total     Fee waiver/expense    Net expenses
                                        fees(a)     (12b-1) fees(b)   expenses(c)               reimbursement
AXP VP - Capital Resource Fund         0.64%(f)          0.13%           0.08%      0.85%           0.00%              0.85%

(a)  The Fund pays AEFC a fee for managing its assets.

(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.

(d) AEFC pays AEAMI a fee for sub-investment advisory services. AEAMI (50192 AXP Financial Center, Minneapolis, MN 55474) is a wholly-owned subsidiary of AEFC.

Example

This example is intended to show you the expenses you would pay if you invest $10,000 to a subaccount that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:

Fund                                  1 year     3 years    5 years  10 years
AXP VP - Capital Resource Fund         $87        $271       $472     $1,053

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.

--------------------------------------------------------------------------------
D.8   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Buying and Selling Shares

VALUING FUND SHARES

The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the New York Stock Exchange
(NYSE) is open.

The Fund's assets are valued primarily on the basis of market quotations. Foreign investments are valued in U.S. dollars. AEFC will price a security at fair value in accordance with procedures adopted by the Fund's Board of Directors if a reliable market quotation is not readily available. AEFC also may use fair value if a security's value has been materially affected by events after the close of the primary exchanges or markets on which the security is traded and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is different from the quoted or published price.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

--------------------------------------------------------------------------------
D.9   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

You may provide instructions to sell any shares you have allocated to the subaccounts. AEFC or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to the shareholders (subaccounts) as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is either long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENT

Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

--------------------------------------------------------------------------------
D.10   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Other Information

The Fund operates under an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

INVESTMENT MANAGER

AEFC, the Fund's investment manager, located at 200 AXP Financial Center, Minneapolis, MN 55474, is the wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. AEFC has been a provider of financial services since 1894 and as of the end of the most recent fiscal year owned and managed more than $209 billion in assets.

--------------------------------------------------------------------------------
D.11   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The returns do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

AXP VP - Capital Resource Fund
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                           2003       2002       2001       2000       1999
Net asset value, beginning of period                                 $16.48     $20.87    $ 37.21     $34.62     $26.80
Income from investment operations:
Net investment income (loss)                                            .10        .10        .05        .01        .06
Net gains (losses) (both realized and unrealized)                      1.56     ( 2.83)    (12.96)      6.20      10.28
Total from investment operations                                       1.66      (2.73)    (12.91)      6.21      10.34
Less distributions:
Dividends from net investment income                                   (.10)      (.09)      (.04)      (.01)      (.06)
Distributions from realized gains                                        --      (1.57)     (3.39)     (3.61)     (2.46)
Total distributions                                                    (.10)     (1.66)     (3.43)     (3.62)     (2.52)
Net asset value, end of period                                       $18.04     $16.48    $ 20.87     $37.21     $34.62

Ratios/supplemental data
Net assets, end of period (in millions)                              $1,982     $2,227     $3,270     $5,920     $5,621
Ratio of expenses to average daily net assets(b)                       .85%       .80%       .78%       .77%       .66%
Ratio of net investment income (loss)  to average daily net assets     .62%       .52%       .13%      (.02%)      .17%
Portfolio turnover rate  (excluding short-term securities)             115%       146%        62%        52%        56%
Total return(c)                                                      10.16%    (14.08%)   (36.48%)    19.26%     40.12%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

--------------------------------------------------------------------------------
D.12   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:

AXP Variable Portfolio - Capital Resource Fund                  811-3218

American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                             S-6466-99 W (10/03)

--------------------------------------------------------------------------------
D.13   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

Supplement Dated Nov. 19, 2003* to the Prospectus Dated Oct. 30, 2003 of

American Express(R) Variable Portfolio Funds S-6466-99 W
       AXP(R) Variable Portfolio - Blue Chip Advantage Fund
       AXP(R) Variable Portfolio - Stock Fund
       AXP(R) Variable Portfolio - Capital Resource Fund
       AXP(R) Variable Portfolio - Partners Small Cap Value Fund

The Fund's Directors have approved in principle the merger of AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund into AXP(R) Variable Portfolio - Capital Resource Fund, a Fund that seeks to provide shareholders with capital appreciation by investing primarily in U.S. common stocks of companies with market capitalization of at least $5 billion and other securities convertible into common stock. Unlike AXP(R) Variable Portfolio
- Blue Chip Advantage Fund, AXP(R) Variable Portfolio - Capital Resource Fund does not limit its investments to those defined as "blue chip."

Effective Jan. 1, 2004, the portfolio manager for AXP(R) Variable Portfolio - Blue Chip Advantage Fund will be Doug Chase, who is also the portfolio manager for AXP(R) Variable Portfolio - Capital Resource Fund. The Fund will be managed in a style substantially similar to that of AXP(R) Variable Portfolio - Capital Resource Fund.

Effective on or after May 1, 2004, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.

For more information about AXP(R) Variable Portfolio - Capital Resource Fund, please call (800) 862-7919 for a prospectus. Completion of the merger is subject to a number of conditions, including final approval by the Fund's Directors and approval by shareholders of the Fund at a shareholder meeting expected to be held within approximately the next six months. It is anticipated that AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund will be closed to new investors during the second quarter of 2004.

Effective Dec. 1, 2003, the total fees and expenses for AXP(R) Variable Portfolio - Partners Small Cap Value Fund will be capped at 1.39%.

S-6466-37 A (11/03)

* Valid until Oct. 29, 2004

--------------------------------------------------------------------------------
D.15   AMERICAN EXPRESS FUNDS -- PROXY STATEMENT

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
--------------------------------------------------------------------------------


                                                                 S-6305 A (4/04)

(logo)                     [FUND NAME DROP-IN] PROXY                       PROXY
AMERICAN                   Principal Executive Office
 EXPRESS             901 Marquette Avenue South, Suite 2810,
                           Minneapolis, MN 55402-3268
                NOTICE OF SPECIAL MEETING TO BE HELD JUNE 9, 2004


Your fund(s) will hold a special meeting at 1:00 p.m. on June 9, 2004, at
901 Marquette Avenue South, Suite 2810, Minneapolis, MN.   You are entitled
to vote at the meeting if you were a contract holder on April 10, 2004. Please read the proxy statement. The Board recommends that you vote FOR the proposal. Please vote immediately by mail, telephone, or Internet, even if you plan to attend the meeting. Just follow the instructions on this voting instruction card.

The undersigned hereby appoints Anne H. Carlson and Leslie L. Ogg or anyone of them, as proxies, with full power of substitution, to represent and to vote all of the shares allocated to the contract or policy of the undersigned at the special meeting to be held on June 9, 2004, and any adjournment thereof.



                          VOTE VIA THE INTERNET: americanexpress.com/proxyvoting VOTE VIA THE TELEPHONE: 1-866-241-6192
                          VOTE BY MAIL
                          999 99999 999 999


                          Note: Please sign this proxy exactly as your name or names appears on this card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.


                          ______________________________________________________
                          Signature

                          ______________________________________________________
                          Signature of joint owner, if any

                          ______________________________________________________
                          Date                                         13973_VPL

Please vote by filling in the appropriate box below. If you do not mark the proposal, your Proxy will be voted FOR the proposal.
PLEASE MARK VOTES AS IN THIS EXAMPLE: [X]

                                                         FOR   AGAINST   ABSTAIN

1. To approve an Agreement and Plan of Reorganization
   between the Fund and AXP VP Capital Resource Fund.    [ ]     [ ]       [ ]

(logo)
American
 Express
Funds

               AXP(R) Variable Portfolio - Investment Series, Inc. - AXP(R)
                     Variable Portfolio - Blue Chip Advantage Fund - AXP(R) Variable Portfolio - Stock Fund

                                 Proxy Statement

                                                                  April 10, 2004

Here's a brief overview of changes being recommended for your American Express mutual fund. We encourage you to read the full text of the enclosed proxy statement.

Q: Why am I being asked to vote?

Funds are required to get contract holders' votes for certain kinds of changes, like the ones included in this proxy statement. You have a right to vote on this change either by mailing your proxy card, calling a toll-free number, responding by internet, or attending the meeting.

Q: Is my vote important?

Absolutely! While the Board has reviewed this change and recommends you approve it, you have the right to voice your opinion. Until the Fund is sure that enough shares will vote by the time of the meeting, it will continue to contact contract holders asking them to vote. So please, vote immediately.

Q: What is being voted on?

Contract holders are being asked to vote on the merger ("Reorganization") of AXP(R) VP - Blue Chip Advantage Fund ("Selling Fund") with AXP(R) VP - Capital Resource Fund ("Buying Fund") and AXP(R) VP - Stock Fund ("Selling Fund") with AXP(R) VP - Capital Resource Fund ("Buying Fund").

(logo)
AMERICAN
 EXPRESS
(R)

Q: How does the Board recommend that I vote?

After careful consideration, the Board recommends that you vote FOR the proposals. An explanation for the Board's recommendation is contained in the proxy statement.

Q: How do I vote?

You can vote in one of four ways:

   1. By mail with the enclosed card

   2. By telephone

   3. By Web site

   4. In person at the meeting

Please refer to the enclosed voting instruction card for the telephone number and internet address. We encourage you to vote by telephone or internet in order to reduce mailing and handling expenses. If you own more than one Fund, it is important that you vote for each Fund.

Q: Do I, as a policy holder or contract owner, have to do anything to re-allocate assets invested in the "Selling Fund"?

If you have assets allocated to a subaccount that invests in one of the "Selling Funds," those assets will automatically be re-allocated to the subaccount that invests in the "Buying Fund."

Assuming the proposal receives sufficient votes to pass, the proposal will be implemented soon after the meeting on June 9, 2004.

Q: Whom should I call if I have questions?

If you have questions about any of the issues described in the proxy statement or about voting procedures, please call your financial advisor or call client services toll free at (866) 270-3133.

                       Statement of Additional Information


                                April 10, 2004


               AXP(R) Variable Portfolio - Investment Series, Inc.
                          AXP VP Capital Resource Fund

This Statement of Additional Information ("SAI") consists of this cover page and incorporates by reference the following described documents, each of which has been previously filed and accompanies this Statement of Additional Information:

1.   AXP VP Capital Resource Fund's most recent SAI, dated Oct. 30, 2003.

2. AXP VP Capital Resource Fund's most recent annual report, for the period ended Aug. 31, 2003.

3.   AXP VP Blue Chip Advantage Fund's most recent SAI, dated Oct. 30, 2003.

4.   AXP VP Stock Fund's most recent SAI, dated Oct. 30, 2003.

5. AXP VP Blue Chip Advantage Fund's most recent annual report, for the period ended Aug. 31, 2003.

6. AXP VP Stock Fund's most recent annual report, for the period ended Aug. 31, 2003.

In accordance with Securities and Exchange Commission requirements, pro forma financial statements are not included since the net asset value of the Selling Fund is less than 10% of the net asset value of the Buying Fund.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by calling (866) 270-3133 or writing American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474.


                                                              S-6305-20 A (4/04)

PART C.  OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a)   Articles  of   Incorporation   as  amended   Nov.   10,   1994,   filed
         electronically as Exhibit 1 to Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(1)(b) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 on or about Oct. 28, 2003, are incorporated by reference.

(1)(c) Articles of Amendment to the Articles of Incorporation, dated November 14, 2002, filed electronically as Exhibit (a)(3) to Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 on or about Oct. 28, 2003, are incorporated by reference.

(2)      By-Laws as amended January 11, 2001, filed electronically as Exhibit
         (b) to Post-Effective Amendment No. 50 to Registration Statement
         No. 2-73115 on or about Oct. 28, 2003, are incorporated by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herewith as Exhibit A of this Registration Statement.

(5)      Not applicable.

(6)(a) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Post-Effective Amendment No. 30, to Registration Statement No. 2-73115 is incorporated by reference.

(6)(b) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Capital Resources Fund, AXP Variable Portfolio - International Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(2) to Post-Effective Amendment No. 47, to Registration Statement No. 2-73115 filed on or about Aug. 29, 2002, is incorporated by reference.

(6)(c) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated December 1, 2002 filed electronically as Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registration Statement No. 2-73115 on or about Oct. 28, 2003, is incorporated by reference.

(7)      Not Applicable.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Post-Effective Amendment No. 30, to Registration Statement No. 2-73115 is incorporated by reference.

(9)(b) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(9)(c)   Custodian  Agreement First Amendment  between American Express
         Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(d)   Custodian  Agreement Second Amendment  between American Express
         Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
         Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(10) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Post-Effective Amendment No. 43, to Registration Statement No. 2-73115 filed on or about Oct. 26, 2000, is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(12)     Tax opinion to be filed by amendment.

(13)(a) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically
         as  Exhibit  No.  5(d)  to   Post-Effective   Amendment   No.  30,  to
         Registration Statement No. 2-73115 is incorporated by reference.

(13)(b) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable Portfolio - International Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(23) to Post-Effective Amendment No. 47, to Registration Statement No. 2-73115 filed on or about Aug. 29, 2002, is incorporated by reference.

(13)(c) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9(b) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(13)(d) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(e) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American
         Express Funds, filed electronically as Exhibit (h)(4) to Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(13)(f) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(14)     Independent Auditors' Consent is filed electronically herewith.

(15)     Omitted Financial Statements: Not Applicable.

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 7, 2004 filed electronically as Exhibit (16)(a) to Registration Statement No. 333-112508 filed on or about Feb. 5, 2004, is incorporated by reference.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 47, to Registration Statement No. 2-73115 filed on or about Aug. 29, 2002, is incorporated by reference.

(16)(c) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 2-73115 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174, is incorporated by reference.

(17)(c) Prospectus, dated Oct. 30, 2003, for AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Blue Chip Advantage Fund and AXP Portfolio - Stock Fund filed electronically as Exhibit (17)(c) to Registration Statement No. 333-112508 filed on or about Feb. 5, 2004, is incorporated by reference.

(17)(d) Statement of Additional Information, dated Oct. 30, 2003, for AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Blue Chip Advantage Fund and AXP Portfolio - Stock Fund filed electronically as Exhibit (17)(d) to Registration Statement No. 333-112508 filed on or about Feb. 5, 2004, is incorporated by reference.

(17)(e) Annual Report, dated Oct. 30, 2003 for the period ended Aug. 31, 2003, for AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Blue Chip Advantage Fund and AXP Portfolio - Stock Fund is filed electronically herewith.

(17)(f)  Prospectus Supplement, dated  Jan. 6, 2004  for  AXP Portfolio -
         Stock Fund filed  electronically  as Exhibit  (17)(f) to  Registration
         Statement  No.   333-112508  filed  on  or  about  Feb.  5,  2004,  is
         incorporated by reference.

(17)(g)  Prospectus Supplement, dated Nov. 19, 2003 for AXP Variable Portfolio
         - Capital Resource Fund, AXP Variable Portfolio - Blue Chip Advantage Fund and AXP Portfolio - Stock Fund filed electronically as Exhibit
         (17)(g) to Registration Statement No. 333-112508 filed on or about Feb. 5, 2004, is incorporated by reference.

Item 17. Undertakings.

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 26th day of March, 2004.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By     /s/ Paula R. Meyer
       ----------------------------------------------
           Paula R. Meyer, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of March, 2004.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated Jan. 7, 2004, filed electronically on or about Feb. 5, 2004, as Exhibit (16)(a) to this Registration Statement, by:




/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg